Note 21 - Segment Information (Detail) - Summary of Net Sales to Unaffiliated Customers by Geographic Region (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
China [Member]
Net Sales to Unaffiliated Customers	$ 78,709	$ 99,491	$ 105,170
Korea [Member]
Net Sales to Unaffiliated Customers	7,965	11,521	14,623
Japan [Member]
Net Sales to Unaffiliated Customers	6,502	7,190	11,131
Taiwan [ Member]
Net Sales to Unaffiliated Customers	2,271	1,532	3,854
Other Location [Member]
Net Sales to Unaffiliated Customers	3,044	4,751	4,957
Total [Member]
Net Sales to Unaffiliated Customers	$ 98,491	$ 124,485	$ 139,735